Ordinary Shares and Series A Convertible Preferred Shares	12 Months Ended
Dec. 31, 2020
Stockholders Equity Note [Abstract]
Ordinary Shares and Series A Convertible Preferred Shares
13.	ORDINARY SHARES AND SERIES A CONVERTIBLE PREFERRED SHARES

Ordinary shares

The Company’s Amended and Restated Memorandum of Association authorizes the Company to issue 509,631,372 ordinary shares with a par value of US$0.0001 per share as of December 31, 2019. As of December 31, 2019, the Company had 57,864,058 ordinary shares issued and outstanding.

In December 2020, the Company completed its IPO and issued 31,510,000 ADSs (representing 78,775,000 Class A ordinary shares). The net proceeds raised from the IPO and from exercising the over-allotment option by the underwriters were RMB2,023,593, net of issuance cost of RMB28,153. Upon the completion of the IPO, 77,884,733 ordinary shares outstanding then were re-designated to 27,867,521 Class A ordinary shares and 50,017,212 Class B ordinary shares.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to thirty votes and is convertible into one Class A ordinary share. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

Series A Convertible Preferred Shares

Series A convertible preferred shares are not redeemable but convertible to ordinary shares at an one-for-one initial conversion ratio at the option of the holders at any time after the date of issuance or automatically be converted upon the closing of the Qualified IPO at the applicable conversion price. The liquidation preference of Series A convertible preferred shares is preferable to ordinary shares but subordinated to convertible redeemable preferred shares as disclosed in Note 11.

During 2017, the Company repurchased some ordinary shares and Series A convertible preferred shares from investors. Any cash paid in excess of the fair value of the shares at the time of repurchase was recorded as a deemed distribution during 2017. Additionally, the Company only completed the payments to the investors of the above repurchases in 2018.

Upon the completion of the IPO, all Series A convertible preferred shares were converted into Class A Ordinary shares on an one-to-one basis.